Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income tax provision/(benefit) at federal statutory rate	$ 17,000	$ (1,293,000)
State taxes, net of federal benefit	3,000	(185,000)
Derivative financial liability	755,000	(321,000)
Stock based compensation	281,000	264,000
Accrual to cash adjustments	(363,000)	492,000
Prior year under provision	(33,000)	83,000
Other	(13,000)	20,000
Income tax provision/ (benefit), gross	647,000	(940,000)
Utilization of Net operating loss carry forwards	(647,000)
Valuation allowances		940,000
Income tax provision/ (benefit), net